EVENTS SUBSEQUENT TO DECEMEBER 31, 2024 (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 10, 2025	Feb. 24, 2025	Apr. 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 25, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued							52,077
Proceeds from issue of ordinary shares			$ 1,250	$ 8,263	$ 13,959	$ 23,806
Number of ADSs shares sold	453,345
Purchase price (per share)	$ 4.96
Proceeds from issuance of shares	$ 2,200
Upfront payments received		$ 100
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Gross consideration	$ 3,500
maximum eligible milestone payments		$ 60,000